Income Taxes	12 Months Ended
Dec. 31, 2025
Coinshares International Limited [Member]
Income Taxes [Line Items]
Income taxes

6. Income taxes

The components of income before income taxes are as follows:

	For the Years Ended December 31,
	2025	2024	2023
Domestic (Jersey)	$114,833	$164,266	$69,856
Foreign	(112)	(883)	6,614
Income before income taxes	$114,721	$163,383	$76,470

Current income taxes are provided for the tax effects of transactions reported in the financial statements and consist of taxes currently due. Deferred taxes relate to differences between the basis of assets and liabilities for financial and income tax reporting which will be either taxable or deductible when the assets or liabilities are recovered or settled.

The income tax expense is summarized as follows:

	For the Years Ended December 31,
	2025	2024	2023
Current Provision
Domestic	$377	$(6)	$61
Foreign	72	941	654
Total Current Provision	449	935	715

Deferred Provision
Domestic	—	—	—
Foreign	—	—	—
Total Deferred Provision	—	—	—

Total Provision for Income Taxes	$449	$935	$715

A reconciliation of the statutory income tax expense to the Company’s actual tax expense for the years ended December 31, 2025, 2024, and 2023 are as follows:

	For the Years Ended December 31,
	2025	2024	2023
Statutory Income Tax expense	$—	$—	$—
Non-deductible Expenses	833	85	38
Non-taxable Income	(379)	(23)	(284)
Fixed Asset Capital Allowances	(3)	(27)	(19)
Other Differences	26	(480)	192
Difference in foreign tax rates	(291)	(48)	201
Change in Valuation Allowance	916	1,428	587
Tax Credits	(653)	—	—
Other	—	—	—

Tax Expense	$449	$935	$715

The components of the deferred income tax assets (liabilities) are as follows:

	As of December 31,
	2025	2024
Deferred Tax Assets:
Unrealized Gains/Losses	$58	$298
Lease Liability	499	748
Net operating losses	3,667	2,618

Deferred Tax Assets	4,224	3,664
Less: Valuation allowance	(3,557)	(2,640)
Total Deferred Tax Assets	667	1,024

Deferred Tax Liabilities:
ROU Asset	(461)	(682)
Depreciation & Amortization	(67)	(46)
Unrealized Gains/Losses	(139)	(296)
Other
Total Deferred Tax Liabilities	(667)	(1,024)

Total Deferred Tax Assets/(Liabilities)	$—	$—

The Group is domiciled in Jersey, which is generally subject to a 0% corporate tax rate. However, one subsidiary is designated as a Jersey financial services company that is subject to a 10% corporate tax rate on taxable earnings.

The applicable tax rate in the U.K. was amended from 19% to 25% on April 1, 2023.

The Group has foreign net operating loss (“NOLs”) carry forwards of approximately $17,000 and $12,500 as of December 31, 2025 and 2024, respectively. US losses have an indefinite carryforward period but are subject to 80% deduction limitation based upon pre-NOL deduction taxable income. In jurisdictions outside of the US there are no material net operating loss carryforwards.

The utilization of the Group’s US net operating loss carryforwards could be subject to annual limitations under Section 382 and 383 of the Internal Revenue Code of 1986, as amended (the “Code”), and similar state tax provisions, due to ownership change limitations that may have occurred previously or that could occur in the future. These ownership changes limit the amount of net operating loss carryforwards and other deferred tax assets that can be utilized to offset future taxable income and tax, respectively. In general, an ownership change, as defined by Section 382 and 383 of the Code, results from transactions increasing ownership of certain stockholders or public groups in the stock of the corporation by more than 50 percent points over a three-year period. The Group has not completed an analysis of an ownership change under Section 382 of the Code. To the extent that a study is completed, and an ownership change is deemed to occur, the Group’s net operating losses and tax credits could be limited.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred income tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based on consideration of these items, management has determined that a full valuation allowance on deferred tax assets net of deferred tax liabilities is required as of December 31, 2025, 2024, and 2023.

The Group performed a comprehensive review of its portfolio of uncertain tax positions in accordance with recognition standards established by GAAP. In this regard, an uncertain tax position represents the Group’s expected treatment of a tax position taken in a filed tax return or planned to be taken in a future tax return that has not been reflected in measuring income tax expense for financial reporting purposes.

As of and for the years ended December 31, 2025, 2024, and 2023, the Group has not recorded any unrecognized tax benefits.

Penalties and tax-related interest expense, of which there were no material amounts for the years ended December 31, 2025, 2024, and 2023, are reported as a component of income tax expense (benefit).

The Group files income tax returns in several jurisdictions. The Group is subject to various statute of limitations of periods based on the jurisdiction in which tax returns are filed. Generally, the statute of limitations for Jersey, UK, France, United States, Switzerland and Sweden are two, two, three, three, five and six years, respectively.

On July 4, 2025, the One Big Beautiful Bill Act (“OBBBA”) was enacted in the U.S. The OBBBA includes significant provisions, such as the permanent extension of certain expiring provisions of the Tax Cuts and Jobs Act, modifications to the international tax framework, and the restoration of favorable tax treatment for certain business provisions. The legislation has multiple effective dates, with certain provisions effective in 2025 and others implemented through 2027. The Group does not anticipate that the bill will have a material impact on the financial statements.